Significant Accounting Policies - Selling and marketing expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies
Advertising expenses	¥ 350.4	¥ 721.9	¥ 967.4